Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value on a recurring basis
	June 30, 2021
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Short-term investment	$271	$271	$-	$-

Total financial assets	$271	$271	$-	$-

	December 31, 2020
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Short-term investment	$75	$75	$-	$-

Total financial assets	$75	$75	$-	$-